Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2012
Mortgage And Other Loans
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 164,639,520
Other Assets
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 3,235,300